Note 15 - Derivative Financial Assets (Tables)	6 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of derivative financial assets [text block]
		December 31,
	2020	2019

Derivatives not designated as hedging instrument:
Gold exchange traded fund (Gold ETF)	1,112	-
Gold Hedge	-	102
	1,112	102

Disclosure of fair value losses on derivative assets [text block]
Fair value losses on derivative assets	2020	2019

Gold ETF	46	-
Gold hedge	102	324
	148	324